Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Jun. 29, 2019	Dec. 29, 2018	Dec. 30, 2017
Property, Plant and Equipment [Line Items]
Property and Equipment, At Cost		$ 422,788	$ 360,871
Accumulated Depreciation and Amortization		(118,756)	(83,125)
Property and Equipment, Net	$ 322,472	304,032	277,746
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, At Cost		190,158	162,592
Accumulated Depreciation and Amortization		(39,509)	(27,247)
Property and Equipment, Net		150,649	135,345
Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, At Cost		220,337	193,397
Accumulated Depreciation and Amortization		(78,996)	(55,766)
Property and Equipment, Net		141,341	137,631
Acquisition-related Costs
Property, Plant and Equipment [Line Items]
Property and Equipment, At Cost		433	352
Accumulated Depreciation and Amortization		(251)	(112)
Property and Equipment, Net		182	240
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and Equipment, At Cost		11,860	4,530
Property and Equipment, Net		$ 11,860	$ 4,530